Stock-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock option plan expense
Research & development expenses	3,946	2,308	3,050
Selling & marketing expenses	5,648	3,824	4,245
General & administrative expenses	8,644	3,091	4,984
Class F Shares
Stock option plan expense	492
Research & development expenses
Selling & marketing expenses
General & administrative expenses	$ 492